Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
(9) Leases
The Group’s leases mainly relate to property, for example office and factory spaces as well as land use rights. Other leases are reported under
“other” and primarily relate to transportation equipment. The terms of the leases for “property” run up to 50 years (median term 2.0 years and average term 4.8 years) and for “other” up to 7 years (median term 3.0 years and average term 3.3 years). Extension and termination options are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. The leases of the Group mainly involve fixed lease payments due monthly.
Through the financial years 2021 and 2020, the carrying amount of right-of-use
assets changed as follows:

($ in millions)	Property	Other	Total
Right-of-use assets as of Jan. 1, 2020	95.0	4.2	99.2
Additions	17.2	2.5	19.7
Depreciation	(15.4)	(2.3)	(17.7)
Currency translation and other changes	3.6	(0.7)	2.9

Right-of-use assets as of Dec. 31, 2020	100.5	3.6	104.1

Additions	5.5	2.5	8.0
Depreciation	(15.5)	(2.5)	(18.1)
Currency translation and other changes	(10.3)	(0.3)	(10.6)

Right-of-use assets as of Dec. 31, 2021	80.1	3.3	83.4

The following tables show the contractually agreed undiscounted lease payments including the expected extension options as of Dec. 31, 2021 and as of Dec. 31, 2020:

$ in millions	Up to one year	Between one and five years	More than five years	Total contractual cash flows	Carrying amount at Dec. 31, 2021
Lease liabilities	12.6	26.8	28.6	68.0	64.2

$ in millions	Up to one year	Between one and five years	More than five years	Total contractual cash flows	Carrying amount at Dec. 31, 2020
Lease liabilities	14.7	33.9	38.6	87.2	81.5

Besides the depreciation charge shown in the table above, the Group recognized interest expenses included in finance costs in the amount of $0.8 million (2020: $1.1 million) and expenses relating to short-term and low value leases included in selling, general and administrative expenses of $2.0 million (2020: $1.8 million) in the consolidated income statement.
The total cash outflow for leases in 2021 was $18.2 million (2020: $18.2 million).